Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepayments and Other Current Assets, Net [Abstract]
Advance to suppliers	$ 551,450	$ 869,049
Advance payment of income tax	61,576	329,629
Staff advances	176	640
Others	4,500	14,500
Less: allowance for expected credit losses
Prepayments and other current assets, net	$ 617,702	$ 1,213,818